Notes Payable and Convertible Notes Payable	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable and Convertible Notes Payable

NOTE 4 – NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE

As of December 31, 2020 the Company had no notes payable or convertible notes payable.

As of December 31, 2019, the Company’s notes payable and convertible notes payable consisted of the following:

	Gross	Discount	Net
February 2019 Note	$66,000	$-	$66,000
March 2019 Note	150,000	-	150,000
April 2019 Convertible Notes	300,000	(6,079)	293,921
July 2019 Note	191,640	(2,700)	188,940
December 2019 Note	44,000	(2,525)	41,475
Total	$751,640	(11,304)	$740,336

Notes payable	$451,640	$(5,225)	$446,415

Convertible notes payable	$300,000	$(6,079)	$293,921

For the years ended December 31, 2020 and 2019, interest expense and amortization of debt discount consisted of the following:

	For the Year Ended December 31,
	2020			2019
	Interest Expense	Amortization of Debt Discount	Total	Interest Expense	Amortization of Debt Discount	Total
February 2019 Note	$-	$3,840	$3,840	$-	$6,000	$6,000
April 2019 Convertible Notes	13,970	5,842	19,812	13,370	17,142	30,512
July 2019 Note	53,342	44,704	98,046	-	43,836	43,836
December 2019 Note	-	1,427	1,427	-	1,475	1,475
February 2020 Note	2,545	50,912	53,457	-	-	-
Alpha Note	86,762	181,906	268,668	-	-	-
Total	$156,619	$288,631	$445,250	$13,370	$68,453	$81,823

Notes Payable

On February 7, 2019, the Company received $60,000 in exchange for a promissory note with a director for $66,000, including an original issue discount of $6,000 (the “February 2019 Note”). The note had no stated interest rate and was due on May 8, 2019. The Company amortized the full $6,000 original issue discount in the statement of operations and comprehensive loss through December 31, 2019. On July 21, 2020, the Company converted the February 2019 Note into common stock, as further described in Note 6.

On February 1, 2019, the Company entered into a consulting agreement with its former executive director. In connection with the consulting agreement, on March 5, 2019, the Company issued a note payable to its former executive director for $150,000 (the “March 2019 Note”). The note had no interest and was due and payable on March 4, 2020. The consulting agreement expired on February 1, 2020. On July 21, 2020, the Company converted the March 2019 Note into common stock, as further described in Note 6.

On July 8, 2019, the Company entered into a note agreement (the “July 2019 Note”) with a limited liability company (the “Lender”). One of the principals of the Lender is the brother of a former member of the Company’s Board of Directors. The Note’s face value was $157,714 and the original issue discount was $19,714 for total gross proceeds of $138,000, implying an interest rate of 12.5% per annum. The Company could, without premium or penalty, at any time and from time to time, prepay all or any portion of the Note. The maturity date of the Note was September 8, 2019. On September 20, 2019, the Company entered into an amendment to the July 2019 Note (the “Amendment”). The Amendment extended the maturity date for the Note until the earlier of (a) the completion of a bridge financing of greater than or equal to $1,500,000, or (b) November 7, 2019. On November 21, 2019, the Company entered into an amendment for the July 2019 Note that extended the maturity date for the Note until the earlier of (a) the completion of a bridge financing of greater than or equal to $1,500,000, or (b) December 9, 2019. In consideration for this amendment, the Company agreed to pay an aggregate extension fee of $33,926, which was added to the principal balance of the note. On December 9, 2019, the Company entered into an additional amendment for the July 2019 Note that extended the maturity date for the Note until the earlier of (a) the completion of a bridge financing of greater than or equal to $1,500,000, or (b) January 7, 2020. The Company also agreed to pay the previously outstanding extension fees of $33,926 on or before March 1, 2020.

On January 8, 2020 the Company entered into an amendment to the July 2019 Note (the “January 8 Amendment”). The January 8 Amendment extended the maturity date for the July 2019 Note until the (a) the completion of a bridge financing of greater than or equal to $1,500,000, or (b) April 1, 2020. In consideration for the January 8 Amendment, the Company granted 55,000 shares of the Company’s common stock to the Lender. The Company accounted for this amendment as a modification, where the shares paid as a fee were valued at $45,725 and recorded as a discount against the note payable and amortization over the term. On May 6, 2020, the Company entered into an amendment (the “May 2020 Amendment”) whereby both parties agreed to extend the maturity date of the July 2019 Note to September 30, 2020. The Company accounted for this amendment as a modification, as the present value of the future cash flows pre-modification and post-modification were not greater than or equal to 10%. On January 12, 2020, the Company repaid $157,714 of the July 2019 Note. On December 31, 2020 the Company paid the remaining unpaid balance.

On December 12, 2019, the Company received $40,000 in exchange for a promissory note with a lender, including an original issue discount of $4,000 (the “December 2019 Note”). The December 2019 Note bore interest at a rate of ten percent (10%) on its face value per annum. In the case of an event of default, the interest rate would increase to 24% per year. The December 2019 Note matured on January 31, 2020. The promissory note with the lender and the Company was converted into 170,333 shares of common stock on December 30, 2020.

On February 24, 2020, the Company received $50,000 in exchange for a promissory note with a lender (the “February 2020 Note”). The February 2020 Note bore interest at a rate of 10% on its face value per annum. In the case of an event of default, the interest rate would increase to 24% per year. The note matured on July 31, 2020. The February 2020 Note was convertible into the Company’s common stock at any time at a conversion price of $0.38 per share. The Company recorded a beneficial conversion feature of $17,851 and valued the warrants issued (using relative fair value) at $32,149. The Company recorded the total value as a note discount and is amortizing the discount over the term of the February 2020 Note using the effective interest method. The Company valued the beneficial conversion feature and warrants using the following assumptions:

	Beneficial Conversion Feature	Warrants
Stock Price	CAD $ 1.10	CAD $ 1.10
Exercise Price	CAD $ 0.51	CAD $ 0.51
Dividend Yield	N/A	0.00%
Expected Volatility	N/A	96.0%
Weighted Average Risk-Free Interest Rate	N/A	2.31
Number of Shares	N/A	130,920
Value (USD)	$17,851	$32,149
Term (in years)	N/A	5.0

On December 30, 2020, the February 2020 Note was converted into 190,004 shares of common stock.

The Company entered into a Secured Promissory Note, dated January 10, 2020 (the “Note”), by and among Enveric Biosciences, Inc. and Alpha Capital Anstalt (“Alpha”), pursuant to which, on January 10, 2020, Enveric Biosciences, Inc. received aggregate gross proceeds of $1,500,000. Pursuant to the Note, the aggregate obligations of Enveric Biosciences, Inc. under the Note were automatically, immediately prior to the consummation of the amalgamation, converted into shares of Enveric Biosciences, Inc. common stock, subject to the terms and provisions of the Note. Pursuant to the Note, upon conversion of the term loans made by the lenders subject to the terms of the Note, Enveric Biosciences, Inc. was required to cause Ameri to issue each lender warrants to purchase Ameri Common Stock. Upon consummation of the amalgamation, Enveric Biosciences, Inc. agreed to cause Ameri to register the resale of the warrant shares. The Note bears interest at 7% per annum and was due on March 31, 2020.

On May 6, 2020, the Company entered into an amendment to the Note (the “First Note Amendment”). Pursuant to the First Note Amendment, Alpha waived previous defaults on the Note, and extended the maturity date of the Note to June 30, 2020. In exchange for the First Note Amendment, the Company and Alpha agreed that (i) at the Effective Time, Ameri would issue to the holder of a certain note issued by Enveric Biosciences, Inc., series B warrants (the “Series B Warrants”) to acquire 8,100,000 shares of common stock of the Company resulting from the amalgamation, and (ii) providing for certain registration rights, pursuant to a registration rights agreement, of the Series B Warrants and the shares issuable upon exercise of the Series B Warrants. The Series B Warrants shall be exercisable for a period of five years commencing on the ninetieth (90th) day after the later of the last day of the Lock-up Period and leak-out Period (accelerated or otherwise) set forth in the Lock-up agreement to be executed by the holders of Enveric Biosciences, Inc. securities in connection with the Amalgamation, at a price of $0.01 per share, and shall also be exercisable on a cashless basis.

On June 23, 2020, the Company and Alpha entered into a second amendment to the Note (the “Second Note Amendment”). The Second Note Amendment revised the principal amount of the Note from $1,500,000 to $2,000,000, which was advanced as of the date of the Second Note Amendment. The rights and securities granted to Alpha under the terms of the Note were extended to the additional $500,000 advance contemplated by the Second Note Amendment pursuant to the terms of the Second Note Amendment.

On August 12, 2020, the Company and Alpha entered into the Third Note Amendment. The Third Note Amendment extended the maturity date to be the earlier of (a) January 1, 2021 and (b) an event of default that accelerates the maturity of the Note. The Third Note Amendment also revised the Note to account for the change in structure from an amalgamation to a stock-for-stock exchange offer. As a result, references to the Amalgamation Agreement and the amalgamation were revised to be references to the Tender Agreement and the Offer. The Third Note Amendment also revised the event of default regarding a failure of the amalgamation to be consummated by March 31, 2020 to be an event of default if the Offer was not consummated by January 1, 2021.

On December 30, 2020, the Note in the amount of $2,000,000 was converted into 2,473,848 shares of common stock.